TRANSACTIONS WITH RELATED PARTIES (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Summary of Controlled Entity of Related Party Transactions	The Group is controlled by:

Name	Nature	Main Activity	Location	Interest %
EBA Holding S.A.	51.48% of voting rights	Financial and Investment Matters	City of Buenos Aires - Argentina	17.51%

Compensation of Key Management Personnel
The composition of key personnel as of the indicated dates is as follows:

Composition of Key Personnel	03.31.25	03.31.24
Regular Directors (*)	141	95
General Manager	2	1
Area Managers and Other Leaders	171	98
Total	314	194
(*) It is composed of Regular Directors, members of the different Boards of Directors of the Company and its subsidiaries.
Summary of Total Assistance Granted by Group to Key Personnel, Syndics, Majority Shareholders, as well as all Individuals
The following chart, as of the indicated dates, shows the total credit assistance granted by the Group to key personnel, syndics, main shareholders, their relatives up to second degree of consanguinity or first of affinity (according to the Argentine Central Bank's definition of related natural person) and any company related to any of the above which consolidation is not required.

Items	03.31.25	12.31.24
Total Amount of Credit Assistance	48,451,832	49,593,609
Number of Recipients (quantities)	321	326
- Physical Persons	267	269
- Legal Persons	54	57
Average Amount of Credit Assistance	150,940	152,128
Maximum Assistance	11,320,122	15,149,406

Summary of Amounts of Related Party Transactions
The table below includes balances of transactions with related parties as of the indicated dates, which have been eliminated from the Consolidated Condensed Interim Financial Statements:

Items	03.31.25	12.31.24
ASSETS
Cash and Due from Banks	187,267,679	167,971,875
Debt Securities at Fair Value through Profit or Loss	6,791,575	11,390,192
Derivative Financial Instruments	11,500,000	1,591,184
Repurchase Transactions	40,682,718	44,280,445
Other Financial Assets	69,486,336	8,319,528
Loans and Other Financing	93,872,125	107,793,940
Other Debt Securities	115,843,131	103,486,774
Other Non-financial Assets	—	(161)
Total Assets	525,443,564	444,833,777

Items	03.31.25	12.31.24
LIABILITIES
Deposits	207,528,044	175,833,285
Liabilities at Fair Value through Profit or Loss	2,848,760	3,377,836
Derivative Financial Instruments	11,500,000	1,591,186
Repurchase Transactions	40,682,718	44,280,285
Other Financial Liabilities	1,972,024	1,377,845
Financing from the Argentine Central Bank and Other Financial Institutions	88,883,655	102,920,095
Issued Debt Securities	21,365,820	11,390,192
Subordinated Debt Securities	101,268,886	103,486,774
Insurance Contracts Liabilities	32,483	49,430
Other Non-Financial Liabilities	49,361,174	526,849
Total Liabilities	525,443,564	444,833,777

Items	03.31.25	03.31.24
INCOME
Net Income from Interest	14,269,583	(11,002,677)
Net Fee Income	5,539,065	748,400
Net Income from Financial Instruments measured at Fair Value through Profit or Loss	(15,732,979)	(85,184)
Other Operating Income	8,342,898	3,461,666
Insurance Business Result	(9,443,631)	(2,966,379)
Administrative Expenses	(1,881,176)	(175,685)
Other Operating Expenses	(62,821)	—
Total Income	1,030,939	(10,019,859)